DESCRIPTION OF PLAN - Narrative (Details) - EBP 002 Hours in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Hours year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Participant contribution, automatic, annual increase deferral rate	1.00%
Requisite service period for discretionary matching contribution eligibility (in hours) | Hours	1
Employer contribution maximum vesting age | year	55
Employer contribution vesting percentage	100.00%
Forfeited nonvested account, decrease from administrative expense	$ 54,637	$ 46,349
Forfeited nonvested account, decrease from employer contribution	131,397	42,886
Forfeited nonvested account	$ 278,428	$ 221,944
Participant investment, maximum employer stock percentage	20.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, new loan reduction, highest loan balance period	1 year
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum borrowing term	5 years
Note receivable from participant, number of maximum loans at any point in time | loan	1
Contributions Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
Contributions Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Employer contribution, participant compensation matched, percentage	5.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Benefit payments, mandatory distribution upon separation, vested account balance	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	5.00%
Note receivable from participant, account, maximum borrowing, amount	$ 10,000
Benefit payments, mandatory distribution upon separation, vested account balance	$ 1,000